TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Percentage of Value of Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140 (app. $ 40)	12%
NIS 140 - NIS 500 (app. $ 40 - $ 144)	7%
More than NIS 500 (app.$ 144)	5%

Schedule of Deferred Tax Liabilities and Assets
	December 31,
	2013	2014
Deferred tax liability:

Tax loss carry-forwards	$5,377	$5,221
Allowances for doubtful accounts and accruals for employee benefits	95	84
Intangible assets	103	96
Depreciation, accruals for interest and other	721	732

Deferred tax asset before valuation allowance	6,296	6,133
Goodwill	(674)	(888)
Valuation allowance	(5,651)	(5,299)

Deferred tax liability, net	$(29)	$(54)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
	Year ended December 31,
	2012	2013	2014

Income (loss) before taxes on income, net, as reported in the statements of operations from continuing operations	$2,102	$1,768	$(1,636)

Tax rates	25%	25%	26.5%

Theoretical tax expense (benefit)	$526	$442	$(434)

Increase in taxes resulting from:

Effect of different tax rates	25	27	15
U.S. state tax	26	35	19
Utilization of carry-forward tax losses for which valuation allowance was provided	(380)	-	-
Taxes in respect of previous years as a result of court ruling	1,415	-	6
Changes in provision for uncertain tax positions	(362)	1	1
Change in valuation allowance	(340)	148	317
Deferred taxes for which valuation allowance was provided	(174)	(218)	130

Taxes on income, net, as reported in the statements of operations	$736	$435	$54

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2012	2013	2014

Domestic	$1,808	$1,561	$(1,785)
Foreign	294	207	149

	$2,102	$1,768	$(1,636)

Schedule of Components of Income Taxes
	Year ended December 31,
	2012	2013	2014

Current taxes	$26	$35	$23
Deferred taxes	(340)	400	25
Taxes in respect of previous years as a result of court ruling	1,050	-	6

	$736	$435	$54

Foreign	$57	$64	$45

Reconciliation of Total Unrecognized Tax Benefits
	December 31,
	2013	2014

Balance as of beginning of the year	$100	$101
Additions based on tax positions taken during the current period	1	1

Balance at the end of the year	$101	$102